Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	URANIUM ENERGY CORP.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-33706
Entity, Tax Identification Number	98-0399476
Entity, Address, Address Line One	500 North Shoreline, Ste. 800
Entity, Address, City or Town	Corpus Christi
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78401
City Area Code	361
Local Phone Number	888-8235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UEC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001334933